Significant Accounting Policies - Schedule of Property and equipment, net (Details)	Dec. 31, 2025
Electronic equipment
Significant Accounting Policies
Estimated useful life (in years)	3 years
Residual value (in percentage)	0.00%
Motor vehicles
Significant Accounting Policies
Estimated useful life (in years)	4 years
Motor vehicles | Minimum
Significant Accounting Policies
Residual value (in percentage)	0.00%
Motor vehicles | Maximum
Significant Accounting Policies
Residual value (in percentage)	5.00%
Leasehold improvement
Significant Accounting Policies
Estimated useful life - description	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Residual value (in percentage)